Intangible Assets Other than Goodwill	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS OTHER THAN GOODWILL.
Intangible Assets Other than Goodwill

14.  INTANGIBLE ASSETS OTHER THAN GOODWILL

The balances of this caption as of December 31, 2024 and 2023, are presented below:

	As of December 31,
	2024	2023
Classes of Intangible Assets, Gross	ThCh$	ThCh$
Intangible Assets, Gross	476,503,121	356,981,391
Development Costs	10,558,392	—
Easements and water rights	18,572,355	13,474,625
Concessions	83,104,814	72,236,123
Patents, registered trademarks and other rights	2,163,872	1,694,467
Software licenses	200,219,401	160,513,233
Intangible assets in development	149,465,477	99,173,455
Other Identifiable Intangible Assets	11,045,005	9,594,568
Contract costs	1,373,805	294,920

	As of December 31,
	2024	2023
Classes of Intangible Assets, Amortization and Impairment	ThCh$	ThCh$
Accumulated Amortization and Impairment, Total	(183,154,665)	(161,971,891)
Development Costs	(904,018)	—
Easements and water rights	(5,767,381)	(5,149,420)
Concessions	(22,991,263)	(18,032,743)
Patents, registered trademarks and other rights	(1,209,557)	(1,033,510)
Software licenses	(148,889,288)	(134,853,986)
Other Identifiable Intangible Assets	(2,868,156)	(2,840,144)
Contract costs	(525,002)	(62,088)

	As of December 31,
	2024	2023
Classes of Intangible Assets, Net	ThCh$	ThCh$
Intangibles Assets, Net	293,348,456	195,009,500
Development Costs	9,654,374	—
Easements and water rights	12,804,974	8,325,205
Concessions	60,113,551	54,203,380
Patents, registered trademarks and other rights	954,315	660,957
Software licenses	51,330,113	25,659,247
Intangible assets in development	149,465,477	99,173,455
Other Identifiable Intangible Assets	8,176,849	6,754,424
Contract costs	848,803	232,832

As of December 31, 2024 and 2023 the detail and movements of intangible assets other than goodwill were as follows:

	Development Costs	Easements and water rights	Concessions	Patents, Registered Trademarks and Other Rights	Computer Software	Intangible assets in development	Other Identifiable Intangible Assets	Contract Costs	Intangible Assets, Net
Movements in Intangible Assets		ThCh$	ThCh$	ThCh$	ThCh$		ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2024	—	8,325,205	54,203,380	660,957	25,659,247	99,173,455	6,754,424	232,832	195,009,500
Movements in identifiable intangible assets
Increases other than from business combinations	—	—	95,451	—	7,757,880	90,135,979	—	—	97,989,310
Increase (decrease) from foreign currency translation differences	493,000	788,424	7,382,449	—	23,764	6,009,595	1,188,164	—	15,885,396
Amortization (1)	(857,854)	—	(2,329,631)	(176,047)	(18,369,647)	—	(16,340)	(462,914)	(22,212,433)
Increases (decreases) from transfers and other Movements	—	—	—	711,405	36,263,275	(38,053,565)	—	1,078,885	—
Increases (decreases) from transfers		—	—	711,405	36,263,275	(38,053,565)	—	1,078,885	—
Argentina Hyperinflation Effect	—	—	—	—	—	—	6,899	—	6,899
Increase (decrease)	10,019,228	3,691,345	761,902	(242,000)	(4,406)	(7,799,987)	243,702	—	6,669,784
Total Movements in identifiable intangible assets	9,654,374	4,479,769	5,910,171	293,358	25,670,866	50,292,022	1,422,425	615,971	98,338,956
Closing balance as of December 31, 2024	9,654,374	12,804,974	60,113,551	954,315	51,330,113	149,465,477	8,176,849	848,803	293,348,456

	Development Costs	Easements and water rights	Concessions	Patents, Registered Trademarks and Other Rights	Computer Software	Intangible assets in development	Other Identifiable Intangible Assets	Contract Costs	Intangible Assets, Net
Movements in Intangible Assets		ThCh$	ThCh$	ThCh$	ThCh$		ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2023	—	8,186,463	62,011,030	890,094	36,629,420	77,287,560	6,436,696	—	191,441,263
Movements in identifiable intangible assets	—
Increases other than from business combinations	—	—	—	—	—	20,085,632	—	—	20,085,632
Increase (decrease) from foreign currency translation differences	—	138,742	1,174,512	—	4,729	475,048	336,562	—	2,129,593
Amortization (1)	—	—	(2,175,117)	(268,898)	(16,097,225)	—	(23,529)	(62,088)	(18,626,857)
Increases (decreases) from transfers and other Movements	—	—	—	39,761	5,121,836	(5,456,517)	—	294,920	—
Increases (decreases) from transfers	—	—	—	39,761	5,121,836	(5,456,517)	—	294,920	—
Dispositions and removal from service	—	—	(1,437)	—	(2,360)	(160,104)	—	—	(163,901)
Dispositions	—	—	—	—	—	(145,532)	—	—	(145,532)
Removal	—	—	(1,437)	—	(2,360)	(14,572)	—	—	(18,369)
Argentina Hyperinflation Effect	—	—	—	—	—		6,397	—	6,397
Increase (decrease)	—	—	(6,805,608)	—	2,847	6,941,836	(1,702)	—	137,373
Total Movements in identifiable intangible assets	—	138,742	(7,807,650)	(229,137)	(10,970,173)	21,885,895	317,728	232,832	3,568,237
Closing balance as of December 31, 2023	—	8,325,205	54,203,380	660,957	25,659,247	99,173,455	6,754,424	232,832	195,009,500

(3)	See Note 31.a).

As of December 31, 2024, the additions to intangible assets under development come mainly from Enel Green Power Chile for ThCh$81,447,827, corresponding to the internal development of Renewable Projects (Greenfield projects).

No impairment losses have been recognized as of December 31, 2024 and 2023. According to the estimates and projections of the Group’s Management, the cash flows projections attributable to intangible assets allow recovering the net value of these assets recorded as of December 31, 2024 (see Note 3 e).